Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Cross Currency Swap Agreement

The following table reflects information relating to the cross currency swap as at June 30, 2013.

Fair Value /
					Carrying	Weighted-
Principal	Principal	Floating Rate Receivable			Amount of	Average
Amount	Amount	Reference		Fixed Rate	(Liability)	Remaining
NOK	$	Rate	Margin	Payable	$	Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(11,677)	3.8

Interest Rate Swap Agreements

As at June 30, 2013, the Partnership was committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	408,143	(79,307)	23.6	4.9
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	200,083	(45,768)	5.7	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(14,371)	5.2	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(16,526)	3.5	5.3
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	200,000	(41,089)	15.5	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	469,018	108,606	23.6	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (iv)	EURIBOR	329,480	(31,387)	11.0	3.1

			(119,842)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2013, ranged from 0.30% to 2.75%.
(ii)	Principal amount reduces quarterly.
(iii)	Principal amount reduces semi-annually.
(iv)	Principal amount reduces monthly to 70.1 million Euros ($91.2 million) by the maturity dates of the swap agreements.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

		Current			Current
		portion of			portion of
	Accounts	derivative	Derivative	Accrued	derivative	Derivative
	receivable	assets	assets	liabilities	liabilities	liabilities
As at June 30, 2013
Interest rate swap agreements	4,515	16,906	87,185	(10,824)	(69,389)	(148,235)
Cross currency swap agreement	—	—	—	(78)	(514)	(11,085)
Toledo Spirit time-charter derivative	—	1,400	2,500	—	—	—

	4,515	18,306	89,685	(10,902)	(69,903)	(159,320)

As at December 31, 2012
Interest rate swap agreements	4,513	16,927	144,247	(10,887)	(48,046)	(245,287)
Cross currency swap agreement	54	285	—	—	—	(2,962)
Toledo Spirit time-charter derivative	—	—	1,100	—	—	—

	4,567	17,212	145,347	(10,887)	(48,046)	(248,249)

Gains (Losses) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments

The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Three Months Ended June 30,
	2013			2012
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(9,496)	19,885	10,389	(9,284)	(8,855)	(18,139)
Toledo Spirit time-charter derivative	(23)	300	277	(6)	—	(6)

	(9,519)	20,185	10,666	(9,290)	(8,855)	(18,145)

	Six Months Ended June 30,
	2013			2012
	Realized	Unrealized		Realized	Unrealized
	gains	gains		gains	gains
	(losses)	(losses)	Total	(losses)	(losses)	Total
Interest rate swap agreements	(19,022)	18,626	(396)	(18,363)	(15,947)	(34,310)
Toledo Spirit time-charter derivative	(23)	2,800	2,777	(38)	300	262

	(19,045)	21,426	2,381	(18,401)	(15,647)	(34,048)